1801 California Street, Suite 5200 Denver, Colorado 80202

December 12, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Transamerica Small Cap Value, a series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on December 3, 2018.

Please direct any comments or questions concerning this filing to the undersigned at 727-299-1311.

Very truly yours,

/s/ Cathleen M. Livingstone
Cathleen M. Livingstone Manager, Registered Products and Distribution Transamerica Asset Management, Inc.